CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 90,275	$ 84,194
Accounts receivable trade, net	37,277	55,160
Inventories	588,703	546,118
Prepaid expenses and other current assets	66,756	45,785
Total current assets	783,011	731,257
Furniture, fixtures and equipment, net	158,184	188,779
Deposits	26,886	15,631
Total assets	968,081	935,667
Current liabilities
Accounts payable	265,122	234,375
Accrued expenses	176,734	72,637
Litigation accrual	505,000	1,646,000
Accrual for severance agreement	102,056
Notes payable - related parties		84,380
Convertible notes - related parties, net of discount	79,261	283,230
Convertible notes - third parties, net of discount	192,163	74,214
Insurance premium finance contract	11,796	9,250
Deferred revenue	7,019
Total current liabilities	1,339,151	2,404,086
Convertible note - related party	1,899,316	1,497,483
Total liabilities	3,238,467	3,901,569
Commitments and contingencies (Note 10)
Stockholders' deficit
Preferred stock: $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Common stock: $0.001 par value; 50,000,000 shares authorized; 33,084,671 and 24,914,474 shares issued and outstanding as of June 30, 2013 and 2012, respectively.	33,084	24,914
Additional paid in capital	25,718,163	19,809,070
Accumulated deficit	(28,021,633)	(22,799,886)
Total stockholders' deficit	(2,270,386)	(2,965,902)
Total liabilities and stockholders' deficit	$ 968,081	$ 935,667